UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4802

Name of Fund: BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments as of January 31, 2007                    (in Thousands)

                         Face
State                  Amount  Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.3%        $   500  Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                               Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.125% due 8/01/2015      $   492
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 1.3%           2,250  Alaska Student Loan Corporation, Student Loan Revenue Bonds, AMT, Series A, 5.65%
                               due 7/01/2012 (a)                                                                              2,265
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 3.4%          5,000  Arizona State Transportation Board, Highway Revenue Bonds, Series B, 5% due 7/01/2017          5,395
                          700  Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds,
                               5.50% due 7/01/2016                                                                              735
-----------------------------------------------------------------------------------------------------------------------------------
California - 23.4%        875  Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 5.60%
                               due 7/01/2013                                                                                    908
                        5,035  Bay Area Toll Authority, California, Toll Bridge Revenue Refunding Bonds (San Francisco
                               Bay Area), Series F, 5% due 4/01/2017                                                          5,460
                        5,225  California County Tobacco Securitization Agency, California, Tobacco Revenue Bonds
                               (Los Angeles County Securitization Corporation), 5.25% due 12/01/2010 (h)                      4,499
                       10,000  California State Department of Water Resources, Power Supply Revenue Bonds, Series A,
                               5.50% due 5/01/2014 (a)                                                                       10,897
                        5,000  California State, GO, Refunding, 5% due 3/01/2018                                              5,341
                        1,000  California State, GO, Refunding (Veterans Bonds), Series BG, 5.05% due 12/01/2011              1,031
                        5,000  Coast Community College District, California, GO (Election of 2002), Series B, 5%
                               due 8/01/2018 (d)                                                                              5,414
                        3,000  Los Angeles, California, Harbor Department Revenue Refunding Bonds, AMT, Series C,
                               5% due 8/01/2017 (b)                                                                           3,213
                        5,095  University of California, General Revenue Refunding Bonds, Series J, 4%
                               due 5/15/2016 (b)                                                                              5,136
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 3.1%         5,000  Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%
                               due 11/15/2013 (a)                                                                             5,616
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 5.4%          4,000  Florida Hurricane Catastrophe Fund Financing Corporation Revenue Bonds, Series A,
                               5.25% due 7/01/2012                                                                            4,261
                        1,600  Martin County, Florida, PCR, Refunding (Florida Power & Light Company Project), VRDN,
                               3.68% due 7/15/2022 (e)                                                                        1,600
                          410  Middle Village Community Development District, Florida, Special Assessment Bonds,
                               Series C, 5.125% due 5/01/2009                                                                   411
                        1,335  Panther Trace Community Development District II, Florida, Special Assessment Revenue
                               Bonds, Series A, 5% due 11/01/2010                                                             1,334
                          100  Reunion East Community Development District, Florida, Special Assessment, Series B,
                               5.90% due 11/01/2007                                                                             100
                          430  Sterling Hill, Florida, Community Development District, Capital Improvement Revenue
                               Refunding Bonds, Series B, 5.50% due 11/01/2010                                                  430
                        1,600  Sunshine State Governmental Financing Commission, Florida, Revenue Bonds, VRDN,
                               3.68% due 7/01/2016 (a)(e)                                                                     1,600
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT           Alternative Minimum Tax (subject to)
GANS          Grant Anticipation Notes
GO            General Obligation Bonds
HDA           Housing Development Authority
IDA           Industrial Development Authority
PCR           Pollution Control Revenue Bonds
VRDN          Variable Rate Demand Notes

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments as of January 31, 2007                    (in Thousands)

                           Face
State                    Amount   Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 0.6%          $ 1,050   Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                                  (Canterbury Court Project), Series A, 5% due 2/15/2014                                 $    1,052
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 3.0%              5,000   Ada and Canyon Counties, Idaho, Joint School District Number 2 (Meridian), GO, 5%
                                  due 8/15/2017                                                                               5,384
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 1.0%           1,000   Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project), Series A,
                                  6.57% due 2/15/2013                                                                         1,034
                            715   Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers
                                  Program), 5.90% due 7/01/2014                                                                 728
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 5.7%      3,300   Massachusetts State Industrial Finance Agency, Resource Recovery Revenue Refunding
                                  Bonds (Ogden Haverhill Project), AMT, Series A, 5.30% due 12/01/2009                        3,382
                          2,500   Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air
                                  Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2014 (a)                                 2,641
                          4,000   Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air
                                  Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2015 (a)                                 4,223
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 0.9%           1,555   Michigan State Strategic Fund, PCR (General Motors Corporation Project), VRDN, 7%
                                  due 12/01/2008 (e)                                                                          1,555
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 3.0%          5,000   Minnesota State, GO, 5% due 6/01/2018                                                       5,409
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 5.4%           4,000   Jackson County, Missouri, Special Obligation Revenue Bonds (Harry S. Truman Sports
                                  Complex Project), 5% due 12/01/2019 (a)                                                     4,299
                          5,000   Missouri State Highways and Transportation Commission, First Lien State Road Revenue
                                  Bonds, Series A, 5% due 5/01/2017                                                           5,400
-----------------------------------------------------------------------------------------------------------------------------------
Montana - 2.2%            3,500   Montana State Department of Transportation Revenue Bonds (Highway 93 Advance
                                  Construction Project), GANS, 5.25% due 6/01/2016 (b)                                        3,834
-----------------------------------------------------------------------------------------------------------------------------------
New York - 4.2%           5,000   New York City, New York, GO, Refunding, Series G, 5% due 8/01/2017 (a)                      5,373
                          1,140   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                  Bonds (New York University Hospital Center), Series A, 5% due 7/01/2016                     1,168
                          1,000   Westchester County, New York, IDA, Continuing Care Retirement Mortgage Revenue Bonds
                                  (Kendal on the Hudson Project), Series A, 5.625% due 1/01/2013                              1,037
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina -          5,000   North Carolina State, GO, Refunding, Series B, 5% due 4/01/2017                             5,469
3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 3.0%             5,000   Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series A,
                                  5% due 11/15/2017                                                                           5,411
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina -          5,000   South Carolina State, Highway GO, Series A, 4.60% due 5/01/2014                             5,163
2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.9%          1,600   Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2-C, 5.85%
                                  due 7/01/2009                                                                               1,613
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 7.5%              2,000   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                                  Project), Series B, 7.75% due 12/01/2018                                                    2,112
                          5,000   Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                  Bonds, AMT, Series A, 5.75% due 11/01/2014 (f)                                              5,353
                          2,100   Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                  Bonds (Texas Children's Hospital), VRDN, Series B-1, 3.68% due 10/01/2029 (b)(e)            2,100
                          3,640   University of Texas, Financing System Revenue Refunding Bonds, Series B, 5%
                                  due 8/15/2018                                                                               3,904
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 3.0%           5,000   Virginia State Public School Authority Revenue Bonds, Series A, 5% due 8/01/2017            5,412
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 6.2%         5,400   Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia
                                  Generating), Series A, 5.50% due 7/01/2017 (d)                                              5,797
                          5,000   Pierce County, Washington, School District Number 3 (Puyallup), GO, 5% due
                                  12/01/2017 (b)                                                                              5,354
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.9%        1,500   Puerto Rico Commonwealth Government Development Bank, Senior Revenue Bonds,
                                  Series B, 5% due 12/01/2017                                                                 1,592
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds  (Cost - $159,375) - 90.3%                                          161,937
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments as of January 31, 2007                    (in Thousands)

                           Face
State                    Amount   Municipal Bonds Held in Trust (i)                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 5.9%         $ 5,000   Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                                  Bonds, Third Lien, AMT, Series A-2, 5.25%                                              $    5,297
                                  due 1/01/2013 (d)
                          5,000   Chicago, Illinois, O'Hare International Airport Revenue Refunding Bonds, 3rd Lien,
                                  AMT, Series A-2, 5.25% due 1/01/2014 (d)                                                    5,297
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 5.7%         5,000   Port Authority of New York and New Jersey Revenue Refunding Bonds, AMT, 120th
                                  Series, 5.75% due 10/15/2013 (b)                                                            5,112
                          5,000   Port Authority of New York and New Jersey Revenue Refunding Bonds, AMT, 120th
                                  Series, 5.75% due 10/15/2014 (b)                                                            5,112
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds Held in Trust (Cost - $20,815) - 11.6%                               20,818
-----------------------------------------------------------------------------------------------------------------------------------

                         Shares
                           Held   Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
                            244   BlackRock Insured Municipal 2008 Term Trust, Inc. (g)                                       3,775
                            100   BlackRock Insured Municipal Term Trust, Inc. (g)                                              985
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Mutual Funds  (Cost - $5,249) - 2.7%                                                  4,760
-----------------------------------------------------------------------------------------------------------------------------------
                                  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                             19   Merrill Lynch Institutional Tax-Exempt Fund, 3.46% (c)(g)                                      19
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Short-Term Securities  (Cost - $19) - 0.0%                                               19
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost - $185,458*) - 104.6%                                             187,534

                                  Other Assets Less Liabilities - 1.0%                                                        1,854

                                  Liability for Trust Certificates, Including Interest Expense Payable - (5.6%)             (10,070)
                                                                                                                         ----------
                                  Net Assets - 100.0%                                                                    $  179,318
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                 $  175,657
                                                                     ==========
      Gross unrealized appreciation                                  $    3,060
      Gross unrealized depreciation                                      (1,183)
                                                                     ----------
      Net unrealized appreciation                                    $    1,877
                                                                     ==========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   Represents the current yield as of January 31, 2007.
(d)   FSA Insured.
(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(f)   FGIC Insured.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust
Schedule of Investments as of January 31, 2007                    (in Thousands)

(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Dividend
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund             --        $    --+
      BlackRock Insured Municipal 2008 Term Trust, Inc.       --        $    48
      BlackRock Insured Municipal Term Trust, Inc.            --        $     9
      BlackRock Municipal Target Term Trust                 (344)       $   156
      --------------------------------------------------------------------------

+     Income was less than $1,000.
(h) Represents a zero coupon bond; the interest rate shown reflects the effective yield.
(i) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
o Forward interest rate swaps outstanding as of January 31, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------------
                                                                                      Notional          Unrealized
                                                                                      Amount          Appreciation
      ------------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.751% and receive a floating rate
      based on 1-week Bond Market Association rate

      Broker, Citibank, N.A.
      Expires April 2017                                                             $ 15,000              $ 47
      ------------------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: March 26, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: March 26, 2007